Federated Prudent DollarBear Fund
Federated Prudent DollarBear Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek current income and capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) or Class IS Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost" section of the Prospectus on page 15 and in "Appendix B" to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Prudent DollarBear Fund	A	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Prudent DollarBear Fund		A		C	IS
Management Fee		0.75%		0.75%	0.75%
Distribution (12b-1) Fee		none	[1]	0.75%	none
Other Expenses		0.89%		0.89%	0.64%
Acquired Fund Fees and Expenses		0.09%		0.09%	0.09%
Total Annual Fund Operating Expenses		1.73%		2.48%	1.48%
Fee Waivers and/or Expense Reimbursements	[2]	(0.34%)		(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.39%		2.14%	1.14%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Federated Prudent DollarBear Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	618	970	1,346	2,399
C	351	773	1,321	2,816
IS	151	468	808	1,768

Expense Example, No Redemption - Federated Prudent DollarBear Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	618	970	1,346	2,399
C	251	773	1,321	2,816
IS	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective by investing primarily in fixed-income securities, primarily with short-term maturities, issued by governments and governmental agencies of developed countries, including the United States, as well as other countries with sound economic and financial systems. The Fund considers developed countries to be those represented in the MSCI World Index. The MSCI World Index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Typically, the dollar-weighted average maturity of the Fund's portfolio of debt securities will be less than 18 months. As a non-fundamental operating policy, under normal market conditions, the Fund will invest 70% or more of its portfolio in non-U.S. dollar-denominated investments and gold-related investments (gold related investments are the stock of any issuer that engages primarily, but not exclusively, in the business of finding, extracting, transporting, refining, manufacturing or selling gold), which may be denominated in U.S. dollars. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund's use of derivative contracts or hybrid instruments will work as intended.

The Fund may invest, for temporary or defensive purposes, more than 30% of its assets in U.S. dollar-denominated investments.

In selecting investments in debt securities, the Adviser:
  considers whether the currency in which the debt security is denominated is likely to rise or fall relative to the U.S. dollar primarily by comparing economic situations, particularly whether the issuing country has maintained prudent monetary and fiscal policies;
  evaluates the relative available interest rates; and
  then invests in the liquid debt securities having the most attractive total return based on an evaluation of risk and return.
The Adviser's primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power. The Fund attempts to minimize credit risk by only investing in investment grade securities or unrated securities that are deemed by the Adviser to be of equivalent credit quality. In addition, the Fund may also invest in securities (including equity securities of companies that mine gold) whose performance is linked to the price of gold. From time to time, the Fund may invest in liquid equity securities of companies owning commodity-related assets (e.g., timber, oil or other "hard assets") that the Adviser believes would increase in value if the dollar declines in value relative to other currencies. The Fund may also buy and sell foreign currencies, currency forwards and currency options. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index. The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.

The Adviser actively manages the Fund's portfolio. It is possible that the Fund's annual portfolio turnover rate may exceed 100%.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar-denominated securities.
  Eurozone Related Risk . A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economics.
  Gold and Other Precious Metals Investing Risk. The prices of gold and other precious metals, and the prices of securities whose performance is linked to the price of gold and other precious metals, have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances or trade or currency restrictions between countries.
  Risk of Investing in Commodities. Because the Fund may invest in securities of companies owning commodity related assets and instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosure or from third parties, or information available to some but not all market participants, can affect the price of the company's shares in the market.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions, may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk of Investing in Fluctuating NAV Funds. This Fund is not a money market fund. The Share performance of this Fund fluctuates on a daily basis.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund is the successor to the Prudent Global Income Fund (the "Predecessor Fund") pursuant to a reorganization that took place on December 5, 2008. Accordingly, the performance information and financial information for Class A Shares provided in this Prospectus for periods prior to December 5, 2008, is based on historical information for the Predecessor Fund adjusted to reflect the sales charges applicable to the Class A Shares.

The bar chart and performance table below reflects historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Prudent DollarBear Fund - A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the three-month period from January 1, 2017 to March 31, 2017, was 1.50%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 8.15% (quarter ended September 30, 2010). Its lowest quarterly return was (6.65)% (quarter ended September 30, 2008).
Average Annual Total Return Table
The Fund's C class commenced operations on December 8, 2008. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Predecessor Fund's No Load Shares, adjusted to reflect the sales charges and expenses of the C class. The Fund's IS class commenced operations on December 8, 2008. For the periods prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Predecessor Fund's No Load Shares. The performance information of the Predecessor Fund has not been adjusted to reflect the fees and expenses of the IS class since the IS class have a lower expense ratio than the expense ratio of the Predecessor Fund's No Load Shares. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class and after-tax returns for the C and IS classes will differ than those shown for the A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Periods Ended December 31, 2016)
Average Annual Total Returns - Federated Prudent DollarBear Fund		1 Year	5 Years	10 Years
A		(7.06%)	(5.52%)	(0.83%)
A | Return After Taxes on Distributions		(7.06%)	(5.55%)	(1.62%)
A | Return After Taxes on Distributions and Sale of Fund Shares		(4.00%)	(4.08%)	(0.74%)
C		(4.33%)	(5.36%)	(1.11%)
IS		(2.37%)	(4.41%)	(0.17%)
BofA Merrill Lynch Pan-Europe Government 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.32%)	(2.59%)	0.20%
U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)	[2]	3.63%	4.98%	2.02%
[1]	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers. It is a market-capitalization weighted basket comprising bonds issued in their respective domestic markets and denominated in their local currency. This index is further segmented by debt issues maturing in one to three years.
[2]	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index.